Equity	12 Months Ended
Mar. 31, 2019
Disclosure of Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
15.	Equity

No of shares

	Year ended March 31,
	2019	2018	2017
Issued as at April 01	178,684,647	178,530,787	178,530,787
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	4,59,700	153,860	-
Issued as at March 31	179,144,347	178,684,647	178,530,787

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of
₹
189,000. Consequently the
authorized share capital is increased to
₹
2,040,000 divided into 204,000,000 Equity Shares, having a par value
₹
10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets. 125,000,000 Equity shares are fully paid up during the current year (March 31, 2018:
₹
7.75) paid up per share.

The directors recommended a dividend of
₹
1.2 per paid up Equity Share of
₹
10 each for the year 2018-19 (2017-18:
₹
1.2 per paid up Equity share of
₹
10 each) and
is subject to approval by the shareholders at the Annual General Meeting to be held on July 05, 2019.
This will involve a cash outflow of
₹
185,477 towards dividend and
₹
38,125 towards dividend distribution tax aggregating a total outflow of
₹
223,602 (Previous year:
₹
180,672 towards dividend and
₹
37,138 towards dividend distribution tax aggregating a total outflow of
₹
217,809).

Also refer note 37 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Recognized actuarial gain / loss

Recognized actuarial gain / loss represent the cumulative actuarial gain / loss recognized in other comprehensive income and presented within equity.